CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line items]
Profit attributable to ordinary shareholders	£ 224	£ 2,165	£ 5,866
Profit attributable to other equity holders	417	281	275
The Group
Statement [Line items]
Interest income	13,866	16,098	16,216
Interest expense	(3,096)	(3,878)	(3,462)
Net interest income	10,770	12,220	12,754
Fee and commission income	1,924	2,363	2,497
Fee and commission expense	(909)	(1,027)	(1,228)
Net fee and commission income	1,015	1,336	1,269
Net trading income	750	360	408
Other operating income	2,050	2,692	2,543
Other income	3,815	4,388	4,220
Total income	14,585	16,608	16,974
Regulatory provisions	(414)	(2,190)	(1,956)
Other operating expenses	(8,782)	(8,933)	(9,812)
Total operating expenses	(9,196)	(11,123)	(11,768)
Impairment	(4,060)	(1,362)	(926)
Profit before tax – continuing operations	1,329	4,123	4,280
Tax credit (expense)	137	(1,287)	(1,377)
Profit after tax – continuing operations	1,466	2,836	2,903
Profit after tax – discontinued operations	0	0	1,314
Profit for the year	1,466	2,836	4,217
Profit attributable to ordinary shareholders	1,023	2,515	3,907
Profit attributable to other equity holders	417	281	275
Profit attributable to equity holders	1,440	2,796	4,182
Profit attributable to non-controlling interests	£ 26	£ 40	£ 35